Inventories, net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Inventories, net [Abstract]
Disclosure of detailed information about inventories [Text Block]
The balance of inventories, net allowances for losses, as of December 31, 2018 and 2017 is as follows:

	2018	2017
Crude oil	1,958,572	1,836,363
Fuels and petrochemicals	1,524,548	1,481,777
Materials for the production of goods	1,617,287	1,283,256
	5,100,407	4,601,396

Disclosure of other provisions [text block]
The following is the changes of the allowances for losses for the years ended December 31, 2018 and 2017:

	2018	2017	2016
Opening balance	194,507	265,435	198,539
(Reversals) additions, net	(115,778)	9,134	41,957
Foreign currency translation	9,717	(4,266)	50,053
Uses	(1,508)	(75,796)	(25,114)
Closing balance	86,938	194,507	265,435